Parent only Financial Statements (Details) - Schedule of Condensed Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
The Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net increase in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations
Cash, cash equivalents and restricted cash at end of the year of continuing operations
BJY [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities		(21,708,583)
Net cash used in investing activities
Net cash provided by financing activities		21,807,305
Net increase in cash, cash equivalents and restricted cash		98,722
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations	$ 98,722
Cash, cash equivalents and restricted cash at end of the year of continuing operations		$ 98,722